8. Project Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Project assets	$ 34,337	$ 41,022
Project assets, current	17,842	24,654
Project assets, noncurrent	16,495	16,368
Completed for sale
Project assets	17,847	21,215
Under development [Member]
Project assets	$ 16,490	$ 19,807